UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth Bilodeau, Jr.          Palo Also, CA                      1/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      103,889
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
ABM Industries, Inc.     cs             00163T109      300    14500          SOLE       N/A         0    n/a   14500
Automatic Data Proc      cs             053015103    2,694   62,909          SOLE       N/A         0    n/a  62,909
Ameren Corp.             cs             023608102      822   29,421          SOLE       N/A         0    n/a  29,421
Amer Electric Power      cs             025537101      775   22,270          SOLE       N/A         0    n/a  22,270
AFLAC Inc                cs             001055102    1,890   40,864          SOLE       N/A         0    n/a  40,864
Agrium Inc F             cs             008916108    1,018   16,555          SOLE       N/A         0    n/a  16,555
Allied Cap Corp          cs             01903Q108      330   91,409          SOLE       N/A         0    n/a  91,409
Amerigas Partners        oa             030975106      719   18,285          SOLE       N/A         0    n/a  18,285
American Express         cs             025816109      699   17,262          SOLE       N/A         0    n/a  17,262
Boeing                   cs             097023105    2,187   40,400          SOLE       N/A         0    n/a  40,400
Bank America             cs             060505104    1,793  119,081          SOLE       N/A         0    n/a 119,081
Bristol Myers            cs             110122108    1,969   77,982          SOLE       N/A         0    n/a  77,982
BRE Pptys Inc Md ClA     oa             05564E106      243    7,350          SOLE       N/A         0    n/a   7,350
CF Industries Holdng     cs             125269100      814    8,965          SOLE       N/A         0    n/a   8,965
Cisco Systems            cs             17275R102    3,344  139,694          SOLE       N/A         0    n/a 139,694
Capitalsource Inc        cs             14055X102      349   87,967          SOLE       N/A         0    n/a  87,967
Dominion Res Inc VA      cs             25746U109    1,319   33,885          SOLE       N/A         0    n/a  33,885
Diebold Incorporated     cs             253651103    1,501   52,750          SOLE       N/A         0    n/a  52,750
Du Pont EI De Nemour     cs             263534109    1,853   55,025          SOLE       N/A         0    n/a  55,025
D T E Energy Company     cs             233331107      289    6,625          SOLE       N/A         0    n/a   6,625
Duke Power               cs             26441C105      843   48,957          SOLE       N/A         0    n/a  48,957
I Shares Dow Div         ut             464287168    2,787   63,471          SOLE       N/A         0    n/a  63,471
Consolidated Edison      cs             209115104    1,536   33,817          SOLE       N/A         0    n/a  33,817
I Share Tr MSCI          ut             464287465    1,808   32,700          SOLE       N/A         0    n/a  32,700
Emerson Electric Co      cs             291011104    1,269   29,800          SOLE       N/A         0    n/a  29,800
Nicor Inc.               cs             654086107    1,308   31,076          SOLE       N/A         0    n/a  31,076
General Electric         cs             369604103    2,027  133,942          SOLE       N/A         0    n/a 133,942
Great Plains Energy      cs             391164100    1,511   77,929          SOLE       N/A         0    n/a  77,929
HCP Inc. REIT            oa             421915109    2,488   81,463          SOLE       N/A         0    n/a  81,463
Hawaiian Elec Indus      cs             419870100      430   20,585          SOLE       N/A         0    n/a  20,585
Hewlett-Packard Co       cs             428236103      262    5,082          SOLE       N/A         0    n/a   5,082
Hospitality Pptys Tr     oa             44106M102    1,769   74,600          SOLE       N/A         0    n/a  74,600
Intel                    cs             458140100    2,920  143,116          SOLE       N/A         0    n/a 143,116
ISharesRussl1000Valu     cs             464287598    1,148   20,000          SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,269   25,450          SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,431   22,223          SOLE       N/A         0    n/a  22,223
JP Morgan Chase          cs             46625H100    3,268   78,435          SOLE       N/A         0    n/a  78,435
Kimberly Clark           cs             494368103    1,834   28,781          SOLE       N/A         0    n/a  28,781
Kinder Morgan Energy     oa             494550106    3,594   58,930          SOLE       N/A         0    n/a  58,930
Kinder Morgan Mgmt       cs             49455U100    1,168   21,373          SOLE       N/A         0    n/a  21,373
Coca-Cola Co.            cs             191216100    2,925   51,313          SOLE       N/A         0    n/a  51,313
Lincoln National         cs             534187109    1,167   46,917          SOLE       N/A         0    n/a  46,917
Herman Miller Inc        cs             600544100      169   10,558          SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,241   39,207          SOLE       N/A         0    n/a  39,207
Altria Group Inc         cs             718154107      400   20,370          SOLE       N/A         0    n/a  20,370
Nveen CA Mn Val Mf       cs             67062C107      237   26,132          SOLE       N/A         0    n/a  26,132
Nucor Corp               cs             670346105    2,855   61,200          SOLE       N/A         0    n/a  61,200
Paccar                   cs             693718108      547   15,068          SOLE       N/A         0    n/a  15,068
Precision Castparts      cs             740189105    5,482   49,674          SOLE       N/A         0    n/a  49,674
Pfizer                   cs             717081103      512   28,145          SOLE       N/A         0    n/a  28,145
Proctor and Gamble       cs             742718109    2,963   48,867          SOLE       N/A         0    n/a  48,867
Progress Energy Inc      cs             743263105    1,746   42,565          SOLE       N/A         0    n/a  42,565
Philip Morris Intnl      cs             718172109      871   18,070          SOLE       N/A         0    n/a  18,070
Pinnacle West            cs             723484101      396   10,835          SOLE       N/A         0    n/a  10,835
Patient Portal Tech      cs             70322M105        4   51,600          SOLE       N/A         0    n/a  51,600
Penn West Energy Tr      cs             707885109    2,774  157,587          SOLE       N/A         0    n/a 157,587
Schlumberger             cs             806857108      202    3,107          SOLE       N/A         0    n/a   3,107
The Southern Company     cs             842587107    1,018   30,565          SOLE       N/A         0    n/a  30,565
Sysco Corporation        cs             871829107    1,542   55,175          SOLE       N/A         0    n/a  55,175
A T & T Inc              cs             00206R102      263    9,395          SOLE       N/A         0    n/a   9,395

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Integrys Energy Grp.     cs             45822P105      358    8,514          SOLE       N/A         0    n/a   8,514
Tyco Electronics         cs             G91449105      531   21,610          SOLE       N/A         0    n/a  21,610
Terra Industries Inc     cs             880915103      695   21,582          SOLE       N/A         0    n/a  21,582
Tyco                     cs             902124106      771   21,610          SOLE       N/A         0    n/a  21,610
US Bancorp               cs             902973304      218    9,670          SOLE       N/A         0    n/a   9,670
Vulcan Materials Co.     cs             929160109      958   18,186          SOLE       N/A         0    n/a  18,186
Vanguard Value ETF       ut             922908744    2,143   44,887          SOLE       N/A         0    n/a  44,887
Vanguard Growth Idx      ut             922908736    1,675   31,561          SOLE       N/A         0    n/a  31,561
Verizon                  cs             92343V104    1,376   41,522          SOLE       N/A         0    n/a  41,522
Walgreen                 cs             931422109    2,949   80,316          SOLE       N/A         0    n/a  80,316
Wells Fargo              cs             949746101    2,637   97,720          SOLE       N/A         0    n/a  97,720
Exxon Mobil Corp.        cs             30231G102      686   10,064          SOLE       N/A         0    n/a  10,064